Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

May 28, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                  Northern Funds

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Current Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of three new portfolios of the Trust: the Investors Money Market Fund, Investors AMT-Free Municipal Money Market Fund and Investors U.S. Government Money Market Fund (together, the “Funds”).

We are requesting selective review of the Current Amendment, pursuant to Release No. 33-6510, on the basis that the Funds are similar to certain existing money market funds of the Trust as well as of Northern Institutional Funds, which is part of the Trust complex. You recently reviewed Northern Institutional Funds’ prospectuses and statement of additional information for the Diversified Assets, Municipal and Government Portfolios (together, the “NIF Portfolios”). The Funds’ investment objectives, principal investment strategies and principal risks are substantially similar to those of the NIF Portfolios, except as follows:

•

The Northern Investors AMT-Free Municipal Money Market Fund will only use AMT obligations during temporary defensive periods or when non-AMT obligations are unavailable, whereas the NIF Municipal Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

•

For the Northern Investors AMT-Free Municipal Money Market Fund, taxable investments may consist of investments such as U.S. dollar-denominated government, bank and commercial obligations and repurchase agreements, whereas for the NIF Municipal Portfolio taxable investments may consist of those instruments that may be purchased by the Diversified Assets Portfolio.

The Funds’ fees and expenses also differ from the NIF Portfolios.

The Funds’ investment objectives, principal investment strategies and principal risks are also substantially similar to certain existing money market funds (the Money Market, Municipal Money Market and U.S. Government Money Market Funds) of the Trust, which you are currently reviewing. The principal differences between the Funds and the existing money market funds of the Trust are the fees, expenses and minimum investment.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Please be advised that the Trust intends to request acceleration of the effectiveness of the Amendment to July 31, 2010.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/  Diana E. McCarthy

Diana E. McCarthy

Enclosures

cc:        Craig Carberry, Esq.